Restatement of Financial Statements (Tables)	6 Months Ended
Dec. 31, 2020
Restatement of Financial Statements [Abstract]
Summary Of Restatement Of Financial Statements

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Balance Sheet
Total assets	$171,601,077	$—		$171,601,077

Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$129,388	$—		$129,388
Warrant liabilities	9,167,678	(9,044,608)	(1)(2)	123,070

Total liabilities	9,297,066	(9,044,608)		252,458
Common stock, $0.001 par value; shares subject to possible redemption	157,304,001	9,044,608	(1)(2)	166,348,609
Stockholders’ equity
Preferred stock- $0.001 par value	—	—		—
Common stock - $0.001 par value	5,748	(905)	(2)	4,843
Additional paid-in-capital	3,882,343	1,219,855	(2)	5,102,198
Retained earnings (deficit)	1,111,919	(1,218,950)	(2)	(107,031)

Total stockholders’ equity	5,000,010	—		5,000,010

Total liabilities and stockholders’ equity	$171,601,077	$—		$171,601,077

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(153,657)	$—		$(153,657)
Other (expense) income:
Change in fair value of warrant liabilities	1,238,234	(1,218,950)	(2)	19,284
Interest income	27,342	—		27,342

Total other (expense) income	1,265,576	(1,218,950)		46,626

Net income (loss)	$1,111,919	$(1,218,950)		$(107,031)

Basic and diluted weighted-average redeemable common shares outstanding	16,710,435	12,921		16,723,356

Basic and diluted net income (loss) per redeemable common shares	$(0.00)	—		$(0.00)

Basic and diluted weighted-average non-redeemable common shares outstanding	4,496,137	(12,921)		4,483,216

Basic and diluted net income (loss) per non-redeemable common shares	$0.25	$(0.27)		$(0.02)

	Period From June 24, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Statement of Cash Flows
Net income (loss)	$1,111,919	$(1,218,950)	(2)	$(107,032)
Adjustment to reconcile net loss to net cash used in operating activities	(1,433,559)	1,218,950	(2)	(214,608)
Net cash used in operating activities	(321,640)	—		(321,640)
Net cash used in investing activities	(170,000,000)	—		(170,000,000)
Net cash provided by financing activities	171,598,004	—		171,598,004

Net change in cash	$1,276,364	$—		$1,276,364

Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption	$156,065,767	$11,501,792		$167,567,559